Statements of Changes In Equity - USD ($)	Share capital - ordinary share	Share capital - preference share	Advance receipts for share capital	Additional paid in capital in excess of par value of ordinary share	Additional paid in capital-treasury share transactions	Employee share options	Additional paid in capital in excess of par value of preference share	Accumulated deficit	Financial statements translation differences of foreign operations	Treasury shares	Total
Balance at Dec. 31, 2019	$ 6,099,525	$ 5,844,892		$ 142,966	$ 935,731	$ 978,828	$ 38,603,627	$ 5,009,084	$ 810,453	$ (30,000)	$ 58,395,106
Loss for the year								(5,920,853)			(5,920,853)
Other comprehensive income (loss)								(7,589)	778,758		771,169
Total comprehensive loss for the year								(5,928,442)	778,758		(5,149,684)
Exercise of share options	53,775			79,678		(21,449)					112,004
Employee share option plans						142,416					142,416
Balance at Dec. 31, 2020	6,153,300	5,844,892		222,644	935,731	1,099,795	38,603,627	(919,358)	1,589,211	(30,000)	53,499,842
Loss for the year								(8,548,294)			(8,548,294)
Other comprehensive income (loss)								13,087	453,007		466,094
Total comprehensive loss for the year								(8,535,207)	453,007		(8,082,200)
Exercise of share options	37,800		33,720	138,590		(74,590)					135,520
Expiration of share options				125,530		(125,530)
Employee share option plans						375,941					375,941
Balance at Dec. 31, 2021	6,191,100	5,844,892	33,720	486,764	935,731	1,275,616	38,603,627	(9,454,565)	2,042,218	(30,000)	45,929,103
Loss for the year								(87,537,224)			(87,537,224)
Other comprehensive income (loss)								7,409	(1,672,040)		(1,664,631)
Total comprehensive loss for the year								(87,529,815)	(1,672,040)		(89,201,855)
Issuance of ordinary shares	6,000		(33,720)	26,470							(1,250)
Expiration of share options				179,392		(179,392)
Employee share option plans						346,122					346,122
Conversion of preference shares to ordinary shares	6,627,412	(5,813,247)		37,789,462			$ (38,603,627)
Capital recapitalization	(12,812,331)			12,812,331
Capital reorganization	949			101,268,486	(937,376)						100,332,059
Cancellation of ordinary shares	(6,000)			(4,600)							(10,600)
Cancellation of treasury shares		$ (31,645)			$ 1,645					30,000
Exercise of warrants	6			729,738							729,744
Purchase of treasury shares										(29,580,140)	(29,580,140)
Balance at Dec. 31, 2022	$ 7,136			$ 153,288,043		$ 1,442,346		$ (96,984,380)	$ 370,178	$ (29,580,140)	$ 28,543,183